Consolidated Balance Sheets - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 12	$ 19	$ 10
Restricted cash, current (Note 1)	19	24	16
Accounts receivable – net (Note 11)	1,163	944	884
Amounts receivable from members related to income taxes (Note 9)	20	4
Materials and supplies inventories - at average cost	395	341	204
Prepayments and other current assets	133	101	109
Total current assets	1,742	1,433	1,223
Restricted cash, noncurrent (Note 1)	176	108	72
Investments and other property (Note 11)	184	158	137
Property, plant and equipment – net (Note 11)	30,707	28,057	25,203
Goodwill (Note 1)	4,740	4,740	4,740
Regulatory assets (Note 2)	1,746	1,556	1,502
Right-of-use operating lease and other assets (Note 6)	172	142	161
Total assets	39,467	36,194	33,038
Current liabilities:
Short-term borrowings (Note 4)	64	282	198
Long-term debt, current (Note 5)	350		100
Accounts payable – trade	759	600	536
Amounts payable to members related to income taxes (Note 9)	21	27	45
Accrued taxes other than amounts related to income	235	261	277
Accrued interest	190	117	97
Operating lease and other current liabilities (Note 6)	356	338	330
Total current liabilities	1,975	1,625	1,583
Long-term debt, noncurrent (Note 5)	14,896	13,294	11,128
Liability in lieu of deferred income taxes (Note 9)	2,489	2,320	2,182
Regulatory liabilities (Note 2)	2,989	3,000	3,014
Employee benefit plan obligations (Note 8)	1,403	1,442	1,394
Operating lease and other obligations (Notes 6 and 11)	384	305	275
Total liabilities	24,136	21,986	19,576
Commitments and contingencies (Note 6)
Membership interests (Note 8):
Capital account – number of units outstanding at September 30, 2024 and December 31, 2023 – 635,000,000	15,532	14,388	13,624
Accumulated other comprehensive loss	(201)	(180)	(162)
Total membership interests	15,331	14,208	13,462
Total liabilities and membership interests	$ 39,467	$ 36,194	$ 33,038